Claims and Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claims and accounts receivable	$ 101	$ 131
All Defense Contract Audit Agency Audit Issues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government contract receivable	79	83
Contracts Receivable, Claims and Uncertain Amounts	22	$ 48
Claims Receivable | All Defense Contract Audit Agency Audit Issues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government contract receivable	$ 79